Operations (Details 1) - USD ($) $ in Thousands		12 Months Ended
	Nov. 02, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net cash outflow		$ 1,282,460	$ 257,469	$ 1,198,352
Olivia [Member]
IfrsStatementLineItems [Line Items]
Consideration paid in cash	$ 10,554
(-) Cash and cash equivalent balances acquired	(208)
Net cash outflow	$ 10,346